Income taxes - Current and deferred component of income tax expenses (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income taxes
Current tax	$ 30,991,675	¥ 213,083,260	¥ 395,369,391	¥ 6,128,180
Deferred tax	(459,905)	(3,162,072)	(257,121,164)	(33,146,384)
Total	$ 30,531,770	¥ 209,921,188	¥ 138,248,227	¥ (27,018,204)